REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2024
REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET
REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET
4.	REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET

The following table presents the Group’s revenues from contracts with customers disaggregated by material revenue category:

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Public cloud services recognized over time	5,360,282	4,381,741	5,007,251	685,991
Enterprise cloud services:
Recognized at a point in time	711,466	580,741	537,323	73,613
Recognized over time	2,105,510	2,083,252	2,240,454	306,941
	2,816,976	2,663,993	2,777,777	380,554
Other services recognized over time	2,849	1,727	152	21
	8,180,107	7,047,461	7,785,180	1,066,566

The transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as of December 31, 2024 are primarily related to enterprise cloud services and others, which are as follows:

	RMB	US$
Within one year	39,557	5,419
More than one year	6,325	867
Total	45,882	6,286

4.	REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET (Continued)

Contract liabilities relate to contracts where the Group received payments but has not yet satisfied the related performance obligations. The advance consideration received from customers for the services is a contract liability until services are provided to the customer.

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Revenue recognized from amounts included in contract liabilities at the beginning of the period	192,428	233,143	234,643	32,146

The following table presents the Group’s other loss, net:

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Gross unrealized gain on equity investments held	22,452	1,689	668	92
Gross unrealized loss (including impairment) on equity investments held	(37,623)	(25,951)	(10,568)	(1,448)
Net realized (loss) gain on equity investments sold	(123)	6,022	(626)	(86)
Changes in fair value of purchase consideration in a business acquisition	(28,516)	(14,433)	—	—
Changes in fair value of currency swap	—	—	(2,420)	(332)
	(43,810)	(32,673)	(12,946)	(1,774)

The following table presents the Group’s other income (expenses), net:

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Government grants	56,867	114,282	22,971	3,147
Income from ADS Reimbursement	10,386	12,696	3,660	501
Value added tax transferred out	(32,766)	(37,237)	(30,757)	(4,214)
Others	(11,480)	10,622	(2,256)	(308)
	23,007	100,363	(6,382)	(874)